Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2010	Sep. 30, 2009	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis			$ 0
Liabilities measured at fair value on a recurring basis			0
Assets measured at fair value on a non-recurring basis			0
Liabilities measured at fair value on a non-recurring basis			0
Carrying amount of other long-term debt			62,370,000	67,272,000
Fair value of other long-term debt			67,379,000	70,386,000
Impairment of corporate aircraft	$ 300,000	$ 900,000